Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Deposits paid	$ 259		$ 85
Prepayments	59		475
Other receivables	156		104
Other tax recoverable	73		2
Prepayments and other current assets	$ 547		$ 666
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 18,702		¥ 19,606
Other receivables | ¥		8,791		10,775
Other current assets | ¥		1,485		0
Prepayments and other current assets | ¥		¥ 28,978		¥ 30,381